UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Post Advisory Group, LLC
Address: 11755 Wilshire Blvd, Suite 1400

         Los Angeles, CA  90025

13F File Number:  28-12454

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sanije Perrett
Title:     Chief Compliance Officer
Phone:     (310) 996-9600

Signature, Place, and Date of Signing:

     Sanije Perrett     Los Angeles, CA     November 11, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     5

Form13F Information Table Value Total:     $105,472 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
DIGITALGLOBE INC               COM NEW          25389M877        4    15905 SH       SOLE                    15905        0        0
EASTMAN KODAK CO               NOTE 3.375%10/1  277461BE8    44750 44750000 PRN      SOLE                        0        0        0
GENCORP INC                    NOTE 4.000% 1/1  368682AJ9     2328  2375000 PRN      SOLE                        0        0        0
GREAT ATLANTIC & PAC TEA INC   NOTE 6.750%12/1  390064AK9    51588 59382000 PRN      SOLE                        0        0        0
MASSEY ENERGY CO               NOTE 3.250% 8/0  576203AJ2     6802  8557000 PRN      SOLE                        0        0        0